Benefit Plans, Defined Contribution Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Thrift Plan
Defined contribution plan employer matching percent	100.00%
Maximum percentage of employee contribution subject to match	6.00%
Employer contribution amount	$ 42,000,000	$ 29,000,000	$ 19,000,000
Defined contribution plan employer discretionary contribution, accrual amount	$ 13,000,000	4,000,000
Thrift Plan | Minimum
Discretionary contribution rate	0.00%
Thrift Plan | Maximum
Discretionary contribution rate	4.00%
Retail Savings Plan
Employer contribution amount	$ 1,000,000	$ 1,000,000	$ 1,000,000
Non-elective employer contribution	3.00%
Employer contribution match	$ 0.50
Participants contribution matched by employer	$ 1.00
Defined contribution plan, maximum annual contribution per employee percent	6.00%